Consolidated Balance Sheet - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Assets
Cash and balances at central banks	$ 159,425	$ 144,183	$ 169,445
Amounts due from banks	21,395	14,773	14,671
Receivables from securities financing transactions measured at amortized cost	61,977	60,010	67,814
Cash collateral receivables on derivative instruments	35,068	32,726	35,033
Loans and advances to customers	397,596	395,429	390,027
Other financial assets measured at amortized cost	52,180	49,289	53,389
Total financial assets measured at amortized cost	727,642	696,411	730,379
Financial assets at fair value held for trading	120,232	118,009	108,034
of which: assets pledged as collateral that may be sold or repledged by counterparties	39,568	37,569	36,742
Derivative financial instruments	124,046	114,253	150,109
Brokerage receivables	21,218	21,025	17,576
Financial assets at fair value not held for trading	63,714	66,511	59,408
Total financial assets measured at fair value through profit or loss	329,210	319,799	335,127
Financial assets measured at fair value through other comprehensive income	2,217	2,241	2,239
Investments in subsidiaries and associates	1,109	1,114	1,101
Property, equipment and software	11,193	11,274	11,316
Goodwill and intangible assets	6,281	6,272	6,267
Deferred tax assets	9,411	9,281	9,354
Other non-financial assets	9,254	10,367	9,652
Total assets	1,096,318	1,056,758	1,105,436
Liabilities
Amounts due to banks	16,290	13,595	11,596
Payables from securities financing transactions measured at amortized cost	12,320	9,870	4,202
Cash collateral payables on derivative instruments	31,445	32,240	36,436
Customer deposits	521,657	507,844	527,171
Funding from UBS Group AG measured at amortized cost	61,445	63,093	56,147
Debt issued measured at amortized cost	62,561	54,733	59,499
Other financial liabilities measured at amortized cost	11,673	10,695	10,391
Total financial liabilities measured at amortized cost	717,392	692,071	705,442
Financial liabilities at fair value held for trading	35,616	34,374	29,515
Derivative financial instruments	127,367	116,113	154,906
Brokerage payables designated at fair value	43,357	43,911	45,085
Debt issued designated at fair value	78,741	74,974	71,842
Other financial liabilities designated at fair value	31,425	28,018	32,033
Total financial liabilities measured at fair value through profit or loss	316,506	297,391	333,382
Provisions	3,817	3,886	3,183
Other non-financial liabilities	5,330	4,673	6,489
Total liabilities	1,043,044	998,021	1,048,496
Equity
Share capital	386	338	338
Share premium	24,594	24,644	24,648
Retained earnings	27,806	32,863	31,746
Other comprehensive income recognized directly in equity, net of tax	136	541	(133)
Equity attributable to shareholders	52,922	58,386	56,598
Equity attributable to non-controlling interests	352	352	342
Total equity	53,274	58,738	56,940
Total liabilities and equity	$ 1,096,318	$ 1,056,758	$ 1,105,436